SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS ESG Liquidity Fund
Institutional Reserved Shares
The fund will not accept purchase orders for Institutional Reserved Shares until on or about October 29, 2018.
Please Retain This Supplement for Future Reference
October 19, 2018
PROSTKR-1083